Lease Commitments (Tables)	12 Months Ended
Jun. 30, 2016
Leases [Abstract]
Schedule of future minimum lease payments under capital leases

The approximate future minimum lease payments under capital and operating leases at June 30, 2016 were as follows:

Fiscal year ending June 30,	Capital Leases	Operating Lease

2017	$169,322	$378,000
2018	167,335	376,000
2019	39,000	370,000
2020	6,825	357,000
2021	—	365,000
2022 and beyond	—	311,000
Total minimum payments	382,482	$2,157,000

Less imputed interest	(37,109)
Present value of minimum lease payments included in capital lease obligations	345,373
Less current portion	166,454
Non-current portion	$178,919